Determination of fair values	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement Explanatory [Abstract]
Determination of fair values
20.	Determination of fair values
A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(a)	Share-based payment transactions
The fair value of the employee share options is measured using the
Black-Scholes
option pricing model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historical volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behavior), expected dividends, and the risk-free
interest rate (based on government bonds). Service and
non-market
performance conditions attached to the transactions are not taken into account in determining fair value.

(b)	Royalty obligation
The royalty obligation is recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for this liability requires determining the most appropriate valuation model, which is dependent on its underlying terms and conditions. This estimate also requires determining expected revenue from AGGRASTAT
®
sales and an appropriate discount rate and making assumptions about them.

(c)	Acquisition payable
The acquisition payable liabilities are recorded at their fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for this liability requires determining the most appropriate valuation model, which is dependent on its underlying terms and conditions. This estimate also requires determining an appropriate discount rate and making assumptions about it.

(d)	Contingent consideration
Contingent consideration is recorded at its fair value at the date at which the liability was incurred and subsequently measured at fair value at each reporting date. Estimating fair value for this liability requires determining the most appropriate valuation model, which is dependent on its underlying terms and conditions. This estimate also requires determining expected revenue from Marley Drug and the probabilities surrounding those revenues as well as an appropriate discount rate.